Financial and capital risk management (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	$ 11	$ 567	$ (83)
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	5	476	160
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	6	6	19
Designated As Hedging Instruments [Member] | Derivatives Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow		$ 85	$ (262)